Income Tax Benefits (Details) - Schedule of Deferred Tax Assets and Liabilities - CNY (¥) ¥ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Deferred income tax assets (liabilities) :
Impairment on receivables	¥ 111	¥ 450
Inventories	1,784	1,889
Deferred revenue		2,174
Accrued expenses and employee benefits	2,399	3,258
Equity method investment and others
Net operating loss carry forwards	24,562	27,977
Total gross deferred tax assets	28,796	35,748
Less: valuation allowances	(26,457)	(32,490)
Total deferred tax assets, net of valuation allowance	2,399	3,258
Prepaid expenses and other current assets	(2,399)	(3,258)
Unrealized foreign exchange difference and others
Amortisation & impairment of intangible asset	(125)	(295)
Deferred tax liabilities, net	¥ (125)	¥ (295)